Research, development, sales, marketing and administrative expenses - Administrative expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administrative expenses
Staff costs	kr (542,278)	kr (421,737)	kr (218,230)
Total Administrative expenses	(260,987)	(202,770)	(67,881)
Administrative expenses.
Administrative expenses
Staff costs	(127,630)	(78,639)	(40,141)
Depreciation and impairment losses, property, plant and equipment and right-of-use assets	(4,390)	(5,042)	0
Other external costs	(128,967)	(119,089)	(27,740)
Total Administrative expenses	kr (260,987)	kr (202,770)	kr (67,881)